SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
GCHL	$ 599,647	$ 607,678
Net Income	599,647	607,678
Medi Cayman Islands [Member]
GCHL
GCHL [Member]
GCHL	$ 599,647	$ 607,678